Provisions and other liabilities - Restatement of ARO due to change in the discount rate (Details) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions and other liabilities [line items]
PPE		$ 62,075	$ 68,508	$ 71,751
Total non-current assets		84,618	92,623	95,083
Total assets		147,120	124,809	119,861
Provisions and other liabilities	[1]	19,899	22,568	19,750
Total non-current liabilities		68,959	71,097	59,144
Total liabilities		108,096	90,917	78,702
Before restatement [member]
Disclosure of other provisions and other liabilities [line items]
PPE			65,672	69,953
Total non-current assets			89,786	93,285
Total assets			121,972	118,063
Provisions and other liabilities			19,731	17,951
Total non-current liabilities			68,260	57,346
Total liabilities			88,081	76,904
Impact of ARO policy change [member]
Disclosure of other provisions and other liabilities [line items]
PPE		1,751	2,836	1,798
Total non-current assets			2,836	1,798
Total assets			2,836	1,798
Provisions and other liabilities		$ 1,751	2,837	1,798
Total non-current liabilities			2,837	1,798
Total liabilities			$ 2,837	$ 1,798

[1]	1) Restated 1 January 2020 and 31 December 2020 figures due to a policy change affecting ARO, see note 2 Significant accounting policies and note 21 Provisions and other liabilities.